Share Purchase Warrants (Details 1)	12 Months Ended
Jan. 31, 2020 $ / shares shares
Statement [Line Items]
Number of warrants outstanding	79,478,923
Transaction Eight [Member]
Statement [Line Items]
Number of warrants outstanding	18,068,000
Exercise Price | $ / shares	$ 0.35
Expiry Date	May 29, 2021
Transaction Seven [Member]
Statement [Line Items]
Number of warrants outstanding	46,132,000
Exercise Price | $ / shares	$ 0.35
Expiry Date	May 14, 2021
Transaction Six [Member]
Statement [Line Items]
Number of warrants outstanding	7,058,000
Exercise Price | $ / shares	$ 0.30
Expiry Date	Mar. 16, 2022
Transaction Five [Member]
Statement [Line Items]
Number of warrants outstanding	3,780,000
Exercise Price | $ / shares	$ 0.60
Expiry Date	Oct. 22, 2021
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding	907,260
Exercise Price | $ / shares	$ 0.60
Expiry Date	Oct. 18, 2021
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding	8,000
Exercise Price | $ / shares	$ 0.60
Expiry Date	Oct. 01, 2021
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding	3,353,250
Exercise Price | $ / shares	$ 0.60
Expiry Date	Sep. 21, 2021
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding	172,413
Exercise Price | $ / shares	$ 1.74
Expiry Date	Mar. 01, 2021